Consolidated Statements of Changes in Equity - USD ($)		Class A Ordinary Shares		Class B Ordinary Shares		Additional paid-in capital	Statutory reserves	Retained earnings (Accumulated deficits)	Accumulated other Comprehensive income (loss)	Total equity attributable to Ordinary shareholders	Non- Controlling interests	Total
Balance at Dec. 31, 2020		$ 1,023	[1]	$ 657	[1]	$ 4,462,177	$ 2,473,797	$ 25,663,240	$ 1,438,140	$ 34,039,034	$ 111,150	$ 34,150,184
Balance (in Shares) at Dec. 31, 2020	[1]	10,232,728		6,567,272
Issued shares of ordinary shares, net of offering cost		$ 773	[1]		[1]	27,504,639				27,505,412		27,505,412
Issued shares of ordinary shares, net of offering cost (in Shares)	[1]	7,728,000
Capital contributions from non-controlling interests			[1]		[1]						3,332,622	3,332,622
Net loss			[1]		[1]			(8,403,260)		(8,403,260)	(311,072)	(8,714,332)
Statutory reserves			[1]		[1]		(13)	13
Disposal of subsidiary			[1]		[1]		17	(17)			(2,642)	(2,642)
Foreign currency translation adjustment			[1]		[1]				710,766	710,766	(7,808)	702,958
Balance at Dec. 31, 2021		$ 1,796	[1]	$ 657	[1]	31,966,816	2,473,801	17,259,976	2,148,906	53,851,952	3,122,250	56,974,202
Balance (in Shares) at Dec. 31, 2021	[1]	17,960,728		6,567,272
Capital contributions from non-controlling interests			[1]		[1]						12,438,125	12,438,125
Accretion to the redemption value of redeemable non-controlling interests			[1]		[1]	(907,000)		(853,662)		(1,760,662)		(1,760,662)
Share-based compensation			[1]		[1]	2,729,969				2,729,969		2,729,969
Settlement for vested shares		$ 83	[1]		[1]	(83)
Settlement for vested shares (in Shares)	[1]	833,550
Net loss			[1]		[1]			(22,636,622)		(22,636,622)	(487,780)	(23,124,402)
Statutory reserves			[1]		[1]		4,139	(4,139)
Foreign currency translation adjustment			[1]		[1]				(3,504,264)	(3,504,264)	(1,619,700)	(5,123,964)
Balance at Dec. 31, 2022		$ 1,879	[1]	$ 657	[1]	33,789,702	2,477,940	(6,234,447)	(1,355,358)	28,680,373	13,452,895	42,133,268
Balance (in Shares) at Dec. 31, 2022	[1]	18,794,278		6,567,272
Capital contributions from non-controlling interests			[1]		[1]						3,910,897	3,910,897
Accretion to the redemption value of redeemable non-controlling interests			[1]		[1]	(3,314,857)				(3,314,857)		(3,314,857)
Share-based compensation			[1]		[1]	2,145,801				2,145,801		2,145,801
Settlement for vested shares		$ 78	[1]		[1]	(78)
Settlement for vested shares (in Shares)	[1]	779,800
Net loss			[1]		[1]			(24,232,580)		(24,232,580)	(8,688,144)	(32,920,724)
Foreign currency translation adjustment			[1]		[1]				(633,729)	(633,729)	(532,078)	(1,165,807)
Balance at Dec. 31, 2023		$ 1,957	[1]	$ 657	[1]	$ 32,620,568	$ 2,477,940	$ (30,467,027)	$ (1,989,087)	$ 2,645,008	$ 8,143,570	$ 10,788,578
Balance (in Shares) at Dec. 31, 2023	[1]	19,574,078		6,567,272

[1]	Retrospectively restated for effect of share re-designation on April 8, 2024 (see Note 21).